Northern Lights Fund Trust

TransWestern Institutional Short Duration Government Bond Fund

Incorporated herein by reference is the definitive version of the supplement for TransWestern Institutional Short Duration Government Bond Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 13, 2013 (SEC Accession No. 0000910472-13-001805).